Commitments and Contingencies - Narrative (Details)			1 Months Ended	12 Months Ended
	Mar. 26, 2021 motion	Dec. 09, 2014 USD ($) plaintiff	Apr. 30, 2023 plaintiff	Dec. 31, 2024 USD ($) symbol prize_box_amount_multiplier	Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Unconditional purchase obligations				$ 42,000,000
Provisions for litigation matters				$ 4,000,000
Number of times the prize to be received | prize_box_amount_multiplier				5
Number of symbols in a pattern revealed to obtain prize | symbol				3
Number of motions | motion	3
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff		1,200	50
Number of motions | motion	2
Number of denied motions | motion	1
Steele, et al. v. GTECH Corporation | Minimum
Loss Contingencies [Line Items]
Damages claimed		$ 600,000,000
Performance Bonds
Loss Contingencies [Line Items]
Term of bonds				1 year
Performance bonds, liability				$ 0	$ 0